Cover	Oct. 20, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Oct. 20, 2021
Entity File Number	001-39741
Entity Registrant Name	SEAPORT GLOBAL ACQUISITION CORP.
Entity Central Index Key	0001820201
Entity Tax Identification Number	85-2157010
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	360 Madison Avenue
Entity Address, Address Line Two	20th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10017
City Area Code	212
Local Phone Number	616-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, each consisting of one share of Class A Common Stock and three-quarters of one Redeemable Warrant [Member]
Title of 12(b) Security	Units, each consisting of one share of Class A Common Stock and three-quarters of one Redeemable Warrant
Trading Symbol	SGAMU
Security Exchange Name	NASDAQ
Common Class A [Member]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	SGAM
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Warrants, each exercisable for one share Class A Common Stock for $11.50 per share
Trading Symbol	SGAMW
Security Exchange Name	NASDAQ